Share-based payments - Virtual shares program I (Details) - EUR (€) € / shares in Units, € in Thousands		3 Months Ended		12 Months Ended
	Aug. 14, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per virtual share (in dollars per share)		€ 4.05	€ 3.80
Employer tax expense for future settlement of virtual shares				€ 26
Virtual shares program I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value of virtual shares				658,735	665,389
Fair value per virtual share (in dollars per share)				€ 10.04	€ 9.13
Right to exercise percentage of vested virtual shares	10.00%			10.00%
Decrease In Number Of Shares Outstanding Through Transfer From Shareholders to Entity				759,677